BALANCE SHEETS (USD $)	Mar. 31, 2014	Mar. 31, 2013
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 5,328,701	$ 13,605,938
OTHER ASSETS
Cash and cash equivalents	12,797,054	10,156,227
Notes receivable	22,790	69,698
Deferred acquisition costs, net of accumulated amortization	200,376	1,786,668
Other assets	180,417	838,860
ASSETS	18,529,338	26,457,391
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	160,120	196,892
Accounts payable - affiliates	50,042,235	53,175,805
Capital contributions payable	664,260	1,111,008
LIABILITIES	50,866,615	54,483,705
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(24,847,683)	(20,579,829)
General partner	(7,489,594)	(7,446,485)
PARTNERS' CAPITAL (DEFICIT)	(32,337,277)	(28,026,314)
Liabilities and Stockholders' Equity	18,529,338	26,457,391
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	204,785	158,143
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	204,785	158,143
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	20,000
Accounts payable - affiliates	1,488,111	2,027,860
Capital contributions payable	0	0
LIABILITIES	1,488,111	2,047,860
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(962,241)	(1,562,568)
General partner	(321,085)	(327,149)
PARTNERS' CAPITAL (DEFICIT)	(1,283,326)	(1,889,717)
Liabilities and Stockholders' Equity	204,785	158,143
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	116,749	128,750
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,000	3,000
ASSETS	119,749	131,750
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	5,000	0
Accounts payable - affiliates	1,383,089	1,403,159
Capital contributions payable	0	0
LIABILITIES	1,388,089	1,403,159
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,093,706)	(1,096,744)
General partner	(174,634)	(174,665)
PARTNERS' CAPITAL (DEFICIT)	(1,268,340)	(1,271,409)
Liabilities and Stockholders' Equity	119,749	131,750
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	98,564	223,347
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	98,564	223,347
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,892,033	2,918,338
Capital contributions payable	9,352	9,352
LIABILITIES	2,901,385	2,927,690
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,555,709)	(2,458,216)
General partner	(247,112)	(246,127)
PARTNERS' CAPITAL (DEFICIT)	(2,802,821)	(2,704,343)
Liabilities and Stockholders' Equity	98,564	223,347
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	118,542	172,186
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	118,542	172,186
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,549,950	2,478,131
Capital contributions payable	0	0
LIABILITIES	2,549,950	2,478,131
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,122,247)	(1,998,039)
General partner	(309,161)	(307,906)
PARTNERS' CAPITAL (DEFICIT)	(2,431,408)	(2,305,945)
Liabilities and Stockholders' Equity	118,542	172,186
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	890,715	1,726,961
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	3,422
ASSETS	890,715	1,730,383
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	3,000	0
Accounts payable - affiliates	0	2,468,363
Capital contributions payable	0	0
LIABILITIES	3,000	2,468,363
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,064,135	(545,303)
General partner	(176,420)	(192,677)
PARTNERS' CAPITAL (DEFICIT)	887,715	(737,980)
Liabilities and Stockholders' Equity	890,715	1,730,383
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,550,061	1,984,103
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,250	627,865
ASSETS	2,551,311	2,611,968
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	978
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	978
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,783,242	2,842,324
General partner	(231,931)	(231,334)
PARTNERS' CAPITAL (DEFICIT)	2,551,311	2,610,990
Liabilities and Stockholders' Equity	2,551,311	2,611,968
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	2,510,330	271,051
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	4,363
ASSETS	2,510,330	275,414
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	4,960	7,460
Accounts payable - affiliates	0	499,347
Capital contributions payable	1,293	1,293
LIABILITIES	6,253	508,100
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,819,289	109,894
General partner	(315,212)	(342,580)
PARTNERS' CAPITAL (DEFICIT)	2,504,077	(232,686)
Liabilities and Stockholders' Equity	2,510,330	275,414
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,049,687	230,059
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	6,500	7,233
ASSETS	1,056,187	237,292
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	7,500
Accounts payable - affiliates	44,238	1,603,517
Capital contributions payable	10,020	10,020
LIABILITIES	54,258	1,621,037
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,198,357	(1,163,460)
General partner	(196,428)	(220,285)
PARTNERS' CAPITAL (DEFICIT)	1,001,929	(1,383,745)
Liabilities and Stockholders' Equity	1,056,187	237,292
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	515,862	386,279
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	2,817	3,550
ASSETS	518,679	389,829
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	7,500	0
Accounts payable - affiliates	706,182	1,577,136
Capital contributions payable	40,968	40,968
LIABILITIES	754,650	1,618,104
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	110,137	(872,244)
General partner	(346,108)	(356,031)
PARTNERS' CAPITAL (DEFICIT)	(235,971)	(1,228,275)
Liabilities and Stockholders' Equity	518,679	389,829
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	224,155	82,084
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	224,155	82,084
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,583,859	3,508,005
Capital contributions payable	8,235	10,197
LIABILITIES	3,592,094	3,518,202
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,995,613)	(3,063,110)
General partner	(372,326)	(373,008)
PARTNERS' CAPITAL (DEFICIT)	(3,367,939)	(3,436,118)
Liabilities and Stockholders' Equity	224,155	82,084
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	253,948	269,758
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	500	500
ASSETS	254,448	270,258
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,690,813	1,535,665
Capital contributions payable	127,396	127,396
LIABILITIES	1,818,209	1,663,061
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,321,067)	(1,151,819)
General partner	(242,694)	(240,984)
PARTNERS' CAPITAL (DEFICIT)	(1,563,761)	(1,392,803)
Liabilities and Stockholders' Equity	254,448	270,258
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	852,580	233,992
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	25,000	25,000
ASSETS	877,580	258,992
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	2,257	0
Accounts payable - affiliates	3,212,781	2,933,577
Capital contributions payable	66,294	66,294
LIABILITIES	3,281,332	2,999,871
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,000,456)	(2,334,212)
General partner	(403,296)	(406,667)
PARTNERS' CAPITAL (DEFICIT)	(2,403,752)	(2,740,879)
Liabilities and Stockholders' Equity	877,580	258,992
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	310,949	337,905
Notes receivable	0	46,908
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	22,577
ASSETS	310,949	407,390
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,085,965	2,815,554
Capital contributions payable	3,486	173,561
LIABILITIES	3,089,451	2,989,115
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,344,354)	(2,149,545)
General partner	(434,148)	(432,180)
PARTNERS' CAPITAL (DEFICIT)	(2,778,502)	(2,581,725)
Liabilities and Stockholders' Equity	310,949	407,390
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	194,920	201,600
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	194,920	201,600
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	3,403	3,403
Accounts payable - affiliates	1,941,386	1,817,978
Capital contributions payable	69,154	69,154
LIABILITIES	2,013,943	1,890,535
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,575,053)	(1,446,266)
General partner	(243,970)	(242,669)
PARTNERS' CAPITAL (DEFICIT)	(1,819,023)	(1,688,935)
Liabilities and Stockholders' Equity	194,920	201,600
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	299,036	63,811
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	299,036	63,811
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	3,000	0
Accounts payable - affiliates	3,900,829	3,631,497
Capital contributions payable	0	0
LIABILITIES	3,903,829	3,631,497
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(3,268,355)	(3,231,619)
General partner	(336,438)	(336,067)
PARTNERS' CAPITAL (DEFICIT)	(3,604,793)	(3,567,686)
Liabilities and Stockholders' Equity	299,036	63,811
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	278,190	101,782
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	278,190	101,782
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,257,174	2,055,092
Capital contributions payable	0	0
LIABILITIES	2,257,174	2,055,092
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,677,169)	(1,651,752)
General partner	(301,815)	(301,558)
PARTNERS' CAPITAL (DEFICIT)	(1,978,984)	(1,953,310)
Liabilities and Stockholders' Equity	278,190	101,782
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	448,179	1,437,216
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	448,179	1,437,216
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	131,000	131,000
Accounts payable - affiliates	1,108,351	1,975,871
Capital contributions payable	0	0
LIABILITIES	1,239,351	2,106,871
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(604,597)	(484,295)
General partner	(186,575)	(185,360)
PARTNERS' CAPITAL (DEFICIT)	(791,172)	(669,655)
Liabilities and Stockholders' Equity	448,179	1,437,216
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	305,167	287,786
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	305,167	287,786
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,147,147	1,942,283
Capital contributions payable	138,438	138,438
LIABILITIES	2,285,585	2,080,721
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,745,050)	(1,559,442)
General partner	(235,368)	(233,493)
PARTNERS' CAPITAL (DEFICIT)	(1,980,418)	(1,792,935)
Liabilities and Stockholders' Equity	305,167	287,786
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	236,887	175,521
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	236,887	175,521
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,716,832	1,552,432
Capital contributions payable	0	0
LIABILITIES	1,716,832	1,552,432
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,246,861)	(1,144,857)
General partner	(233,084)	(232,054)
PARTNERS' CAPITAL (DEFICIT)	(1,479,945)	(1,376,911)
Liabilities and Stockholders' Equity	236,887	175,521
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	144,094	142,890
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	144,094	142,890
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,547,899	1,411,099
Capital contributions payable	0	0
LIABILITIES	1,547,899	1,411,099
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,193,325)	(1,059,085)
General partner	(210,480)	(209,124)
PARTNERS' CAPITAL (DEFICIT)	(1,403,805)	(1,268,209)
Liabilities and Stockholders' Equity	144,094	142,890
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	96,711	92,145
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	96,711	92,145
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,828,348	2,615,847
Capital contributions payable	102	102
LIABILITIES	2,828,450	2,615,949
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,479,478)	(2,273,622)
General partner	(252,261)	(250,182)
PARTNERS' CAPITAL (DEFICIT)	(2,731,739)	(2,523,804)
Liabilities and Stockholders' Equity	96,711	92,145
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	167,428	147,099
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,218	1,218
ASSETS	168,646	148,317
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,054,940	2,869,208
Capital contributions payable	100	100
LIABILITIES	3,055,040	2,869,308
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,608,361)	(2,444,612)
General partner	(278,033)	(276,379)
PARTNERS' CAPITAL (DEFICIT)	(2,886,394)	(2,720,991)
Liabilities and Stockholders' Equity	168,646	148,317
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	109,918
OTHER ASSETS
Cash and cash equivalents	266,762	259,722
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	0	276,642
Other assets	51,003	51,003
ASSETS	340,555	720,075
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,071,473	1,872,773
Capital contributions payable	73,433	73,433
LIABILITIES	2,144,906	1,946,206
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,545,369)	(972,931)
General partner	(258,982)	(253,200)
PARTNERS' CAPITAL (DEFICIT)	(1,804,351)	(1,226,131)
Liabilities and Stockholders' Equity	340,555	720,075
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	178,330	1,467,908
OTHER ASSETS
Cash and cash equivalents	303,384	244,501
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	200,376	267,168
Other assets	85,341	85,341
ASSETS	767,431	2,064,918
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,548,228	2,241,448
Capital contributions payable	99,265	121,112
LIABILITIES	2,647,493	2,362,560
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,539,740)	26,856
General partner	(340,322)	(324,498)
PARTNERS' CAPITAL (DEFICIT)	(1,880,062)	(297,642)
Liabilities and Stockholders' Equity	767,431	2,064,918
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	1,079,218
OTHER ASSETS
Cash and cash equivalents	38,362	342,053
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	1,131,190
Other assets	0	0
ASSETS	38,362	2,552,461
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	21,551
Accounts payable - affiliates	1,642,751	1,352,903
Capital contributions payable	0	252,864
LIABILITIES	1,642,751	1,627,318
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,350,897)	1,153,340
General partner	(253,492)	(228,197)
PARTNERS' CAPITAL (DEFICIT)	(1,604,389)	925,143
Liabilities and Stockholders' Equity	38,362	2,552,461
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	2,004,492	4,953,547
OTHER ASSETS
Cash and cash equivalents	126,153	274,823
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	71,262
Other assets	0	0
ASSETS	2,130,645	5,299,632
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	5,000
Accounts payable - affiliates	1,463,025	1,141,419
Capital contributions payable	16,724	16,724
LIABILITIES	1,479,749	1,163,143
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	998,049	4,448,786
General partner	(347,153)	(312,297)
PARTNERS' CAPITAL (DEFICIT)	650,896	4,136,489
Liabilities and Stockholders' Equity	2,130,645	5,299,632
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	3,145,879	5,995,347
OTHER ASSETS
Cash and cash equivalents	194,854	180,660
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	40,406
Other assets	3,788	3,788
ASSETS	3,344,521	6,220,201
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,176,831	927,303
Capital contributions payable	0	0
LIABILITIES	1,176,831	927,303
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	2,408,756	5,502,712
General partner	(241,066)	(209,814)
PARTNERS' CAPITAL (DEFICIT)	2,167,690	5,292,898
Liabilities and Stockholders' Equity	$ 3,344,521	$ 6,220,201